COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

		Shares	Value
COMMON STOCK	64.6%
AIRPORTS—FOREIGN	0.3%
Airports of Thailand PCL (Thailand)		41,600	$64,029
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)		5,341	18,075
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Mexico)		12,270	66,340
Sydney Airport (Australia)		38,621	133,439

			281,883

COMMUNICATIONS	3.2%
TOWERS	2.9%
American Tower Corp.		5,373	1,169,971
Crown Castle International Corp.		3,623	523,161
SBA Communications Corp.		3,489	941,926

			2,635,058

COMMUNICATIONS—FOREIGN	0.3%
TOWERS
Cellnex Telecom SAU, 144A (Spain)(a)		3,803	172,513
Infrastrutture Wireless Italiane S.p.A., 144A (Italy)(a)		11,876	128,591

			301,104

CONSUMER STAPLES	0.9%
FOOD PRODUCTS
Hormel Foods Corp.		16,338	762,004
Lamb Weston Holdings, Inc.		1,420	81,082

TOTAL CONSUMER STAPLES			843,086

CONSUMER STAPLES—FOREIGN	1.1%
FOOD PRODUCTS
Barry Callebaut AG (Switzerland)		115	230,178
WH Group Ltd., 144A (Hong Kong)(a)		507,345	468,284
Wilmar International Ltd. (Singapore)		153,230	346,515

TOTAL CONSUMER STAPLES—FOREIGN			1,044,977

CONSUMER—CYCLICAL	0.2%
HOTEL
Boyd Gaming Corp.(b)		10,765	155,231
CONSUMER—NON-CYCLICAL	2.9%
AGRICULTURE	1.4%
Archer-Daniels-Midland Co.		17,908	630,003
Bunge Ltd.		4,824	197,929
Corteva, Inc.		21,996	516,906

			1,344,838

		Shares	Value
FOOD PRODUCTS	0.8%
Hershey Co.		563	$74,598
Tyson Foods, Inc., Class A		10,882	629,741

			704,339

FOOD PRODUCTS—FOREIGN	0.7%
BRF SA, ADR (Brazil)(USD)(b)		5,925	17,182
Maple Leaf Foods, Inc. (Canada)		12,377	224,445
Mowi ASA (Norway)		25,306	382,613

			624,240

TOTAL CONSUMER—NON-CYCLICAL			2,673,417

ELECTRIC	1.4%
Alliant Energy Corp.		5,363	258,979
Edison International		4,178	228,913
Enel S.p.A.		9,113	62,860
Evergy, Inc.		1,655	91,108
NextEra Energy, Inc.		1,081	260,110
NorthWestern Corp.		3,429	205,157
Xcel Energy, Inc.		2,665	160,700

			1,267,827

ELECTRIC—FOREIGN	1.0%
Elia System Operator SA/NV (Belgium)		3,705	360,878
Hydro One Ltd., 144A (Canada)(a)		11,287	203,235
National Grid PLC (United Kingdom)		20,853	243,652
Neoenergia Sa (Brazil)		10,522	34,809
Orsted A/S, 144A (Denmark)(a)		1,291	126,386

			968,960

ENERGY	5.3%
GAS—DISTRIBUTION	0.2%
Atmos Energy Corp.		1,800	178,614

GAS—DISTRIBUTION—FOREIGN	0.4%
Enn Energy Holdings Ltd. (China)(H shares)		22,257	215,609
Tokyo Gas Co., Ltd. (Japan)		3,200	75,402
Towngas China Co., Ltd. (China)(H shares)		143,000	70,633

			361,644

		Shares	Value
INTEGRATED OIL & GAS—FOREIGN	0.7%
Royal Dutch Shell PLC, Class B (Netherlands)		42,605	$714,659

OIL & GAS	1.8%
Chevron Corp.		6,069	439,760
Exxon Mobil Corp.		2,347	89,116
Neste Oyj		4,323	143,729
Phillips 66		5,962	319,861
Pioneer Natural Resources Co.		580	40,687
Valero Energy Corp.		13,801	626,013

TOTAL OIL & GAS			1,659,166

OIL & GAS—FOREIGN	2.2%
BP PLC (United Kingdom)		195,299	800,910
Lukoil PJSC, ADR (Russia)(USD)		4,219	248,633
Repsol SA (Spain)		28,625	255,371
Suncor Energy, Inc. (Canada)		1,740	27,770
Total SA (France)		18,458	695,475

			2,028,159

TOTAL ENERGY			4,942,242

GOLD	4.1%
iShares Gold Trust ETF(b)		10,500	158,235
SPDR Gold MiniShares Trust(b)		229,800	3,612,456

TOTAL GOLD			3,770,691

INDUSTRIAL—MACHINERY—FOREIGN	0.6%
CNH Industrial NV (United Kingdom)		34,498	196,476
Kubota Corp. (Japan)		25,397	323,025

			519,501

MARINE PORTS-FOREIGN	0.1%
Koninklijke Vopak NV (Netherlands)		2,669	140,150

MATERIALS	7.8%
CHEMICALS	1.1%
CF Industries Holdings, Inc.		11,713	318,593
FMC Corp.		8,327	680,233

			998,826

CHEMICALS—FOREIGN	0.7%
Nutrien Ltd. (Canada)		14,770	501,294
Yara International ASA (Norway)		4,755	150,349

			651,643

		Shares	Value
METALS & MINING	0.6%
Constellium SE(b)		8,357	$43,540
Newmont Mining Corp.		10,252	464,211
Nucor Corp.		3,117	112,274

			620,025

METALS & MINING—FOREIGN	5.4%
Agnico Eagle Mines Ltd. (Canada)		6,100	243,514
Anglo American PLC (South Africa)		20,144	352,996
ArcelorMittal SA (Luxembourg)		8,763	82,726
Barrick Gold Corp. (Canada)		31,715	581,019
BHP Group PLC (Australia)		59,028	916,094
Fortescue Metals Group Ltd. (Australia)		28,588	175,194
Franco-Nevada Corp. (Canada)		5,358	535,343
Kirkland Lake Gold Ltd. (Canada)		1,657	48,804
Lundin Mining Corp. (Chile)(CAD)		15,257	57,351
MMC Norilsk Nickel PJSC, ADR (Russia)(USD)		16,238	402,221
Newcrest Mining Ltd. (Australia)		12,490	171,522
Nippon Steel Corp. (Japan)(b)		6,219	53,013
POSCO (South Korea)		1,292	170,011
Rio Tinto Ltd. (Australia)		10,292	530,238
Vale SA, ADR (Brazil)(USD)		53,339	442,180
Wheaton Precious Metals Corp. (Canada)		8,607	236,951

			4,999,177

TOTAL MATERIALS			7,269,671

PIPELINES	0.6%
Kinder Morgan, Inc.		39,321	547,348

PIPELINES—FOREIGN	1.7%
Enbridge, Inc. (Canada)		22,860	665,674
Infraestructura Energetica Nova SAB de CV (Mexico)		13,252	40,673
Keyera Corp. (Canada)		5,115	47,541
TC Energy Corp. (Canada)		16,410	729,372
Williams Cos., Inc./The (Norway)		4,919	69,604

			1,552,864

RAILWAYS—FOREIGN	0.2%
Getlink SE (France)		11,687	141,350

		Shares	Value
REAL ESTATE	31.3%
DATA CENTERS	1.8%
CyrusOne, Inc.		2,063	$127,390
Digital Realty Trust, Inc.		8,667	1,203,933
Equinix, Inc.		490	306,040

			1,637,363

DATA CENTERS—FOREIGN	0.3%
GDS Holdings Ltd., ADR (China)(USD)(b)		5,453	316,110

DIVERSIFIED	0.1%
Jones Lang LaSalle, Inc.		1,426	143,997

DIVERSIFIED—FOREIGN	6.6%
Activia Properties, Inc. (Japan)		109	353,823
CA Immobilien Anlagen AG (Austria)		5,668	193,286
Castellum AB (Sweden)		13,477	227,228
Charter Hall Group (Australia)		34,702	145,559
China Overseas Land & Investment Ltd. (China)(H shares)		108,000	331,120
City Developments Ltd. (Singapore)		64,700	328,072
ESR Cayman Ltd., 144A (China)(H shares)(a),(b)		105,200	225,889
Fastighets AB Balder, Class B (Sweden)(b)		6,916	250,022
Hang Lung Properties Ltd. (Hong Kong)		166,000	334,746
Keppel DC REIT (Singapore)		277,100	444,721
LondonMetric Property PLC (United Kingdom)		72,101	157,260
Mirvac Group (Australia)		327,214	415,724
Mitsubishi Estate Co., Ltd. (Japan)		37,300	550,889
Mitsui Fudosan Co., Ltd. (Japan)		29,100	503,858
Mitsui Fudosan Logistics Park, Inc. (Japan)		42	177,672
New World Development Co., Ltd. (Hong Kong)		366,611	390,908
NIPPON REIT Investment Corp. (Japan)		78	230,989
Sun Hung Kai Properties Ltd. (Hong Kong)		57,500	751,757
Tokyu Fudosan Holdings Corp. (Japan)		28,146	135,188

TOTAL DIVERSIFIED—FOREIGN			6,148,711

HEALTH CARE	2.5%
Healthcare Trust of America, Inc., Class A		15,922	386,586
Healthpeak Properties, Inc.		16,934	403,876
Omega Healthcare Investors, Inc.		5,105	135,487
Welltower, Inc.		31,069	1,422,339

			2,348,288

HEALTH CARE—FOREIGN	0.6%
Assura PLC (United Kingdom)		213,188	220,992
Parkway Life Real Estate Investment Trust (Singapore)		151,500	330,701

			551,693

		Shares	Value
HOTEL	0.9%
Hilton Worldwide Holdings, Inc.(b)		4,054	$276,645
Host Hotels & Resorts, Inc.		40,427	446,314
Japan Hotel REIT Investment Corp.		277	80,861

			803,820

INDUSTRIALS	2.2%
Duke Realty Corp.		11,299	365,862
Prologis, Inc.		20,533	1,650,237

TOTAL INDUSTRIALS			2,016,099

INDUSTRIALS—FOREIGN	1.4%
GLP J-REIT (Japan)		478	542,026
Goodman Group (Australia)		19,972	146,388
Segro PLC (United Kingdom)		35,316	333,855
Warehouses De Pauw SCA (Belgium)		8,839	252,305

			1,274,574

NET LEASE	1.3%
ARGAN SA		1,913	142,096
VEREIT, Inc.		75,471	369,053
VICI Properties, Inc.		39,150	651,456

			1,162,605

OFFICE	0.9%
Kilroy Realty Corp.		13,809	879,633

OFFICE—FOREIGN	1.7%
Allied Properties REIT (Canada)		9,719	308,980
Alstria Office REIT AG (Germany)		12,108	173,761
Derwent London PLC (United Kingdom)		5,740	231,870
Entra ASA, 144A (Norway)(a)		16,208	193,603
Gecina SA (France)		1,865	245,415
Nippon Building Fund, Inc. (Japan)		65	437,252

			1,590,881

RESIDENTIAL	3.4%
Equity Residential		15,157	935,338
Invitation Homes, Inc.		20,974	448,214
UDR, Inc.		47,825	1,747,526

			3,131,078

		Shares	Value
RESIDENTIAL—FOREIGN	2.9%
Aedifica SA (Belgium)		1,670	$173,348
Boardwalk REIT (Canada)		8,724	142,022
Daiwa House REIT Investment Corp. (Japan)		218	534,302
Deutsche Wohnen SE (Germany)		10,833	410,556
LEG Immobilien AG (Germany)		11,362	1,274,103
UNITE Group PLC (United Kindom)(b)		13,164	131,369

			2,665,700

RETAIL—FOREIGN	0.9%
Catena AB (Sweden)		2,791	81,026
Klepierre SA (France)		7,875	150,110
Link REIT (Hong Kong)		73,000	615,278

			846,414

SELF STORAGE	2.1%
Extra Space Storage, Inc.		8,782	840,964
Public Storage		5,437	1,079,843

			1,920,807

SELF STORAGE—FOREIGN	0.2%
Safestore Holdings PLC (United Kingdom)		18,474	146,085

SHOPPING CENTERS	1.3%
Kimco Realty Corp.		29,368	283,989
Regency Centers Corp.		13,730	527,644
Simon Property Group, Inc.		7,006	384,349

			1,195,982
SHOPPING CENTERS—FOREIGN	0.2%
Land Securities Group PLC (United Kingdom)		24,619	169,770

TOTAL REAL ESTATE			28,949,610

TOLL ROADS—FOREIGN	0.9%
Atlantia S.p.A. (Italy)(b)		4,898	60,845
Transurban Group (Australia)		26,072	194,201
Vinci SA (France)		6,483	529,721
Zhejiang Expressway Co., Ltd., Class H (China)(H shares)		116,000	80,169

			864,936

		Shares	Value
WATER	1.0%
UTILITIES	0.5%
American Water Works Co., Inc.		3,767	$450,383

			450,383

UTILITIES—FOREIGN	0.5%
Cia de Saneamento do Parana (Brazil)		8,226	37,757
Guangdong Investment Ltd., (China)(H shares)		73,339	140,741
Pennon Group PLC (United Kingdom)		4,702	62,871
United Utilities Group PLC (United Kingdom)		22,787	255,076

			496,445

TOTAL WATER			946,828

TOTAL COMMON STOCK (Identified cost—$63,152,719)			59,816,734

PREFERRED SECURITIES—$25 PAR VALUE	0.2%
BANKS	0.2%
GMAC Capital Trust I, 7.477% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		4,201	86,162
PNC Financial Services Group, Inc., 6.125% to 5/1/22, Series P(d),(e)		3,889	100,025

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$211,654)			186,187

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	8.7%
BANKS	0.8%
Citigroup, Inc., 6.125% to 11/15/20, Series R(d),(e)		$460,000	427,961
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(d),(e)		375,000	354,259

			782,220

BANKS—FOREIGN	0.7%
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(USD)(a),(d),(e),(f)		250,000	244,219
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(USD)(d),(e),(f),(g)		200,000	180,785
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland) (USD)(d),(e),(f),(g)		250,000	245,254

			670,258

		Principal Amount	Value

ELECTRIC	0.3%
Dominion Energy, Inc., 3.071%, due 8/15/24		$180,000	$180,264
DTE Energy Co., 2.529%, due 10/1/24, Series C		75,000	73,042

			253,306

FINANCIAL	0.2%
DIVERSIFIED FINANCIAL SERVICES
Ford Motor Credit Co. LLC, 4.25%, due 9/20/22		200,000	188,440

INSURANCE	1.9%
LIFE/HEALTH INSURANCE	0.2%
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(e)		177,000	171,991

LIFE/HEALTH INSURANCE—FOREIGN	0.9%
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(USD)(a),(d),(e)		850,000	884,263

PROPERTY CASUALTY—FOREIGN	0.8%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)(USD)(a),(e)		700,000	729,222

TOTAL INSURANCE			1,785,476

INTEGRATED TELECOMMUNICATIONS SERVICES	0.3%
AT&T, Inc., 3.00%, due 6/30/22		280,000	282,710

REAL ESTATE	4.3%
DIVERSIFIED	0.1%
National Retail Properties, Inc., 3.90%, due 6/15/24		135,000	141,551

HEALTH CARE	0.9%
Healthpeak Properties Inc, due 8/15/24		175,000	178,674
Senior Housing Properties Trust, 6.75%, due 12/15/21		395,000	394,030
Welltower, Inc., 3.95%, due 9/1/23		165,000	163,721
Welltower, Inc., 3.625%, due 3/15/24		125,000	122,927

			859,352

NET LEASE	0.6%
Duke Realty LP, 3.625%, due 4/15/23		179,000	180,914
Realty Income Corp., due 8/1/23		175,000	183,946
WP Carey, Inc., 4.60%, due 4/1/24		175,000	175,761

			540,621

		Principal Amount	Value

OFFICE	1.6%
Alexandria Real Estate Equities, Inc., 3.90%, due 6/15/23		$180,000	$181,404
Alexandria Real Estate Equities, Inc., 4.00%, due 1/15/24		76,000	77,793
Brandywine Operating Partnership LP, 3.95%, due 2/15/23		275,000	284,438
Corporate Office Properties LP, 3.60%, due 5/15/23		658,000	645,114
Corporate Office Properties LP, 3.70%, due 6/15/21		250,000	253,474

			1,442,223

SELF STORAGE	0.5%
CubeSmart LP, 4.80%, due 7/15/22		160,000	161,640
CubeSmart LP, 4.375%, due 12/15/23		258,000	275,836

			437,476

SHOPPING CENTERS	0.4%
Weingarten Realty Investors, due 1/15/24		200,000	214,683
Weingarten Realty Investors, due 4/15/23		156,000	159,743

			374,426

SPECIALTY	0.2%
Digital Realty Trust LP, 3.625%, due 10/1/22		170,000	173,640

TOTAL REAL ESTATE			3,969,289

UTILITIES	0.2%
REGULATED ELECTRIC
WEC Energy Group, Inc., 3.10%, due 3/8/22		133,000	134,666

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$8,282,853)			8,066,365

CORPORATE BONDS	0.6%
FINANCIAL	0.3%
DIVERSIFIED FINANCIAL SERVICES
General Motors Financial Co., Inc., 3.389% (3 Month US LIBOR + 1.55%), due 1/14/22, (FRN)(c)		100,000	83,022
Morgan Stanley, 5.55% to 7/15/20, Series J(d),(e)		205,000	180,353

			263,375

INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
Verizon Communications, Inc., 3.45%, due 3/15/21		165,000	166,926

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.1%
Vodafone Group PLC, 2.833% (3 Month US LIBOR + 0.99%), due 1/16/24, (FRN) (United Kingdom) (USD)(c)		75,000	70,777

TOTAL CORPORATE BONDS (Identified cost—$547,250)			501,078

		Principal Amount	Value

U.S. TREASURY INFLATION-PROTECTED SECURITIES	0.4%
U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25		$342,100	$379,478

TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$378,866)			379,478

		Shares
SHORT-TERM INVESTMENTS	25.9%
MONEY MARKET FUNDS	5.8%
State Street Institutional Treasury Money Market Fund, Premier Class I, 0.58%(h)		5,386,515	5,386,515

		Principal Amount	Value
U.S. TREASURY BILLS	20.1%
U.S. Treasury Bills, 1.53%, due 5/7/20(i)		$2,789,000	2,784,733
U.S. Treasury Bills, 1.532%, due 5/21/20(i)		110,000	109,766
U.S. Treasury Bills, 1.54%, due 5/21/20(i)		4,418,000	4,408,551
U.S. Treasury Bills, 1.541%, due 5/21/20(i)		1,424,000	1,420,953
U.S. Treasury Bills, 1.411%, due 5/28/20(i)		3,127,000	3,120,014
U.S. Treasury Bills, 1.51%, due 7/9/20(i)		2,453,000	2,452,408
U.S. Treasury Bills, 1.513%, due 7/9/20(i)		388,000	387,906
U.S. Treasury Bills, 1.525%, due 7/16/20(i),(j)		3,941,000	3,939,956

			18,624,287

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$23,983,036)			24,010,802

		Value

PURCHASED OPTION CONTRACTS (Premiums paid—$36,065)	0.0%	$2,310
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$96,592,443)	100.4%	92,962,954
LIABILITIES IN EXCESS OF OTHER ASSETS(k)	(0.4)	(374,949)

NET ASSETS	100.0%	$92,588,005

Exchange-Traded Option Contracts

Purchased Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(l)	Premiums Paid	Value
Call — Brent Crude Oil	$50.00	5/14/20	21	$430,710	$36,065	$2,310

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $3,376,205 which represents 3.6% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	Variable rate. Rate shown is in effect at March 31, 2020.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $670,258 or 0.7% of the net assets of the Fund.

(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $426,039 which represents 0.5% of the net assets of the Fund, of which 0.0% are illiquid.

(h)	Rate quoted represents the annualized seven-day yield.
(i)	The rate shown is the effective yield on the date of purchase.
(j)	All or a portion of this security has been pledged as collateral for futures contracts. $3,327,118 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(k)	Liabilities in excess of other assets include unrealized appreciation/depreciation on open futures contracts at March 31, 2020.
(l)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	30	April 9, 2020	$1,326,541	$1,126,125	$(200,416)
Aluminum HG LME	41	May 18, 2020	1,815,373	1,552,106	(263,267)
Brent Crude Oil(a)	20	May 29, 2020	752,221	593,200	(159,021)
Brent Crude Oil(a)	5	April 30, 2021	200,311	198,350	(1,961)
Cattle Feeder(a)	3	May 21, 2020	194,803	184,350	(10,453)
Coffee C	16	May 18, 2020	667,520	717,300	49,780
Copper	25	May 27, 2020	1,623,478	1,392,500	(230,978)
Corn	83	September 14, 2020	1,605,146	1,451,462	(153,684)
Cotton No. 2	13	May 6, 2020	448,792	332,345	(116,447)
Gasoline	6	April 30, 2020	229,936	149,361	(80,575)
Gasoline	10	July 31, 2020	320,634	320,543	(91)
Gold	1	June 26, 2020	163,623	159,660	(3,963)
Gold	23	October 28, 2020	3,801,584	3,674,250	(127,334)
KC Wheat	39	May 14, 2020	929,847	961,350	31,503
Lean Hogs	8	June 12, 2020	260,578	193,040	(67,538)
Lean Hogs	2	July 15, 2020	66,640	51,780	(14,860)
Lean Hogs	8	August 14, 2020	267,460	209,280	(58,180)
Light Sweet Crude Oil	22	April 21, 2020	505,806	450,560	(55,246)
Light Sweet Crude Oil	16	August 20, 2020	566,718	497,920	(68,798)
Live Cattle	23	June 30, 2020	937,738	847,090	(90,648)
Low Sulphur Gasoil	11	May 12, 2020	552,450	324,225	(228,225)
Natural Gas	101	April 28, 2020	1,918,618	1,656,400	(262,218)
Natural Gas	7	June 26, 2020	132,946	133,840	894
Nickel LME	12	April 9, 2020	1,003,604	823,896	(179,708)
Nickel LME	41	May 18, 2020	3,245,361	2,820,267	(425,094)
Nickel LME	4	June 15, 2020	318,664	275,508	(43,156)
NY Harbor ULSD	7	April 30, 2020	550,838	294,441	(256,397)
Platinum	2	July 29, 2020	68,182	72,990	4,808
Silver	1	May 27, 2020	70,494	70,780	286
Silver	11	September 28, 2020	897,763	782,760	(115,003)
Soybean	33	September 14, 2020	1,507,723	1,453,650	(54,073)
Soybean Meal	38	May 14, 2020	1,689,484	1,683,400	(6,084)
Soybean Meal	3	May 14, 2020	97,498	96,450	(1,048)
Soybean Meal	32	September 14, 2020	984,452	992,000	7,548
Soybean Oil	18	May 14, 2020	334,646	291,708	(42,938)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Soybean Oil	20	August 14, 2020	$341,796	$330,120	$(11,676)
Sugar 11	53	April 30, 2020	884,267	618,531	(265,736)
Wheat	11	May 14, 2020	276,043	312,813	36,770
Zinc LME	21	April 9, 2020	1,185,505	996,319	(189,186)
Zinc LME	8	May 18, 2020	420,522	380,500	(40,022)
Zinc LME	21	June 15, 2020	1,129,077	999,994	(129,083)
Zinc LME	20	July 13, 2020	988,163	953,375	(34,788)
SHORT FUTURES OUTSTANDING
Aluminum HG LME	30	April 9, 2020	(1,351,872)	(1,126,125)	225,747
Aluminum HG LME	14	May 18, 2020	(588,883)	(529,988)	58,895
Brent Crude Oil(a)	7	April 30, 2020	(206,728)	(184,450)	22,278
Corn	16	December 14, 2020	(300,409)	(286,000)	14,409
Light Sweet Crude Oil	11	July 21, 2020	(310,051)	(327,690)	(17,639)
Light Sweet Crude Oil	2	May 20, 2021	(68,358)	(72,440)	(4,082)
Live Cattle	14	December 31, 2020	(615,199)	(562,100)	53,099
Nickel LME	12	April 9, 2020	(935,938)	(823,896)	112,042
Nickel LME	21	May 18, 2020	(1,685,779)	(1,444,527)	241,252
Nickel LME	13	June 15, 2020	(1,094,288)	(895,401)	198,887
Soybean Meal	33	November 13, 2020	(1,536,253)	(1,447,875)	88,378
Sugar 11	7	June 30, 2020	(97,141)	(82,320)	14,821
Zinc LME	21	April 9, 2020	(1,127,454)	(996,318)	131,136
Zinc LME	11	May 18, 2020	(568,961)	(523,188)	45,773
Zinc LME	21	June 15, 2020	(1,040,189)	(999,993)	40,196
Zinc LME	4	July 13, 2020	(191,587)	(190,675)	912

					$(2,630,202)

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
ULSD	Ultra Low Sulfur Diesel

Country Summary	% of Net Assets
United States	39.8
Japan	6.1
Canada	4.9
Australia	3.1
United Kingdom	3.3
Hong Kong	2.8
France	2.3
Germany	2.0
Singapore	1.6
China	1.5
Norway	1.0
Netherlands	0.9
Belgium	0.8
Russia	0.7
Sweden	0.6
Brazil	0.6
Switzerland	0.5
Spain	0.5
Other	27.0

100.0

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market,

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Airports—Foreign	$281,883	$84,415	$197,468	$—
Communications—Foreign	301,104	—	301,104	—
Consumer Staples—Foreign	1,044,977	—	1,044,977	—
Consumer-Non-Cyclical	2,673,417	2,290,804	382,613	—
Electric	1,511,479	1,204,967	306,512	—
Electric—Foreign	725,308	238,044	487,264	—
Energy	4,942,242	1,721,821	3,220,421	—
Industrial	519,501	—	519,501	—
Marine Ports—Foreign	140,150	—	140,150	—
Materials	7,269,671	4,265,307	3,004,364	—
Railways—Foreign	141,350	—	141,350	—
Real Estate	28,949,610	15,783,827	13,165,783	—
Toll Roads-Foreign	864,936	—	864,936	—
Utilities—Foreign	946,828	488,140	458,688	—
Other Industries	9,504,278	9,504,278	—	—
Preferred Securities—$25 Par Value	186,187	186,187	—	—

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Preferred Securities—Capital Securities	$8,066,365	$—	$8,066,365	$—
Corporate Bonds	501,078	—	501,078	—
U.S. Treasury Inflation—Protected Securities	379,478	—	379,478	—
Short-Term Investments	24,010,802	—	24,010,802	—
Purchased Option Contracts	2,310	—	2,310	—

Total Investments in Securities(a)	$92,962,954	$35,767,790	$57,195,164	$—

Futures Contracts	$1,379,414	$1,379,414	$—	$—

Total Derivative Assets(a)	$1,379,414	$1,379,414	$—	$—

Futures Contracts	$(4,009,616)	$(4,009,616)	$—	$—

Total Derivative Liabilities(a)	$(4,009,616)	$(4,009,616)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

The following summarizes the volume of the Fund’s futures contracts and purchased option contracts activity during the three months ended March 31, 2020:

Futures Contracts
Average Notional Balance—Long	$41,330,990
Average Notional Balance—Short	(11,567,843)

Purchased Option Contracts
Average Notional Amount(a),(b)	$698,087

(a)	Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end.
(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.